May 2, 2001

Via EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:      Nvest Funds Trust III
         (File Nos.:  33-62061 and 811-7345)
         -----------------------------------

Dear Sir or Madam:


     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the prospectuses and Statements of Additional Information do not differ from that contained in the most recent Post-Effective Amendment that was filed electronically on April 30, 2001.

     If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2817.


                                            Very truly yours,

                                            /s/ Amy F. Puffer

                                            Amy F. Puffer
                                            Assistant Vice President